PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005		$ 0.00005
Ordinary shares, shares authorized		3,500,000,000		3,500,000,000	3,500,000,000
Redeemable preferred shares
Redeemable preferred shares
Preferred stock, par value (in dollars per share) | $ / shares	0.00005		0.00005
Preferred stock, authorized shares (in shares)		150,000		150,000
Preferred stock, issued shares (in shares)		150,000		150,000
Preferred stock, shares outstanding		150,000		150,000
Redemption value | ¥		¥ 1,080,656		¥ 1,064,766
Liquidation preference | ¥		¥ 1,080,656		¥ 1,064,766
Class A
Ordinary shares
Ordinary shares, shares authorized					3,300,000,000
Ordinary shares, shares issued		1,511,590,567		1,480,842,655
Ordinary shares, shares outstanding		1,511,590,567		1,480,842,655
Class B
Ordinary shares
Ordinary shares, shares authorized					200,000,000
Ordinary shares, shares issued		43,590,336		43,590,336
Ordinary shares, shares outstanding		43,590,336		43,590,336
Parent Company | Reportable Legal Entities
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	0.00005		0.00005
Ordinary shares, shares authorized		3,500,000,000		3,500,000,000
Parent Company | Reportable Legal Entities | Redeemable preferred shares
Redeemable preferred shares
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Preferred stock, authorized shares (in shares)		150,000		150,000
Preferred stock, issued shares (in shares)		150,000		150,000
Preferred stock, shares outstanding		150,000		150,000
Redemption value | ¥		¥ 1,080,656		¥ 1,064,766
Liquidation preference | ¥		¥ 1,080,656		¥ 1,064,766
Parent Company | Reportable Legal Entities | Class A
Ordinary shares
Ordinary shares, shares issued		1,511,590,567		1,480,842,655
Ordinary shares, shares outstanding		1,511,590,567		1,480,842,655
Parent Company | Reportable Legal Entities | Class B
Ordinary shares
Ordinary shares, shares issued		43,590,336		43,590,336
Ordinary shares, shares outstanding		43,590,336		43,590,336